Consolidated Balance Sheets $ in Thousands, ¥ in Millions	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
CURRENT ASSETS
Cash	$ 33,592,025	$ 29,497,693
Accounts receivable, net	13,008,117	12,905,821
Inventories, net	2,193,179	1,737,054
Advance to suppliers	2,489,737	978,203
Other receivable	2,280,680	5,666,596
Prepaid expenses and other current assets	39,937	852,417
TOTAL CURRENT ASSETS	53,603,675	51,637,784
Property, plant and equipment, net	3,583,553	3,568,050
Prepayments for construction in progress	8,869,574	9,492,205
Intangible assets, net	296,785	262,878
Investment in equity securities	702,346	712,494
TOTAL NON-CURRENT ASSETS	15,699,765	16,315,609
TOTAL ASSETS	69,303,440	67,953,393
CURRENT LIABILITIES
Short-term bank loans	7,149,881	5,856,703
Current portion of long-term bank loans	2,107,038
Accounts payable	1,669,785	4,914,762
Contract liabilities	40,708
Taxes payable	640,780	1,021,181
Other payable	856,572	1,266,885
Accrued expenses and other current liabilities	262,621	352,854
TOTAL CURRENT LIABILITIES	13,173,930	20,312,969
Long-term bank loans		2,137,483
TOTAL NON-CURRENT LIABILITY		2,137,483
TOTAL LIABILITIES	13,173,930	22,450,452
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 2,000,000,000 shares authorized, 563,338 and 42,880 shares issued and outstanding as of September 30, 2025 and 2024, respectively	6,337,553	482,400
Additional paid in capital	63,009,567	53,864,720
Statutory reserve	2,439,535	2,439,535
Accumulated deficit	(13,843,623)	(10,171,568)
Accumulated other comprehensive loss	(1,813,522)	(1,112,146)
TOTAL SHAREHOLDERS’ EQUITY	56,129,510	45,502,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	69,303,440	67,953,393
Related Party
CURRENT ASSETS
Prepayments made to a related party for purchase of property	2,247,507	2,279,982
CURRENT LIABILITIES
Due to related parties	$ 446,545	$ 6,900,584